Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities After Applying Enacted Statutory Tax Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Operating losses carried forward	$ 24,140	$ 14,063
Amortization		5,371
Depreciation	627	522
Investment in partnership	11,770
Other	214	12
Deferred income tax assets	36,751	19,968
Valuation allowance	(27,105)	(18,977)
Deferred income tax assets, net of valuation allowance	9,646	991
Deferred income tax liabilities:
Amortization	(65,610)
Deferred income tax liabilities	(65,610)
Net deferred income tax asset		$ 991
Net deferred income tax liability	$ (55,964)